UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management, LLC
           -----------------------------------------------------
Address:   West 115 Century Road
           Paramus, NJ 07652
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-986-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                     Paramus, NJ                     4/27/2007
-----------------                     -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          180
                                         -----------
Form 13F Information Table Value Total:     $241,469
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
1800 Flowers.com INC CL A      CL A             68243Q106      270   34700          Sole               34700      0    0
51 Jobs                        SP ADR REP COM   316827104      415   25589          Sole               25589      0    0
Aaron Rent                     COM              002535201     1047   39580          Sole               39580      0    0
AC Moore                       COM              00086T103      236   11075          Sole               11075      0    0
ACE Insurance                  ORD              G0070K103      487    8543          Sole                8543      0    0
Advanced Auto Parts            COM              00751Y106       64    1650          Sole                1650      0    0
AdvancedEnvironmtl Recycling   CL A             007947104      192  137865          Sole              137865      0    0
Tech Inc Cl A
Aetna                          COM              00817Y108      333    7600          Sole                7600      0    0
Agree Realty                   COM              008492100      140    4100          Sole                4100      0    0
AIG                            COM              026874107     4944   73548          Sole               73548      0    0
Alliance Bernstein             UNIT LTD PARTN   01855A101     8963  101272          Sole              101272      0    0
Allied Capital                 COM              01903Q108     2024   70258          Sole               70258      0    0
Altria Group                   COM              02209S103     2061   30823          Sole               30823      0    0
American Airlines              COM              001765106       45    1500          Sole                1500      0    0
American Capital               COM              024937104     1807   40774          Sole               40774      0    0
American Financial             COM              02607P305     1516  150354          Sole              150354      0    0
Amgen                          COM              031162100      121    2165          Sole                2165      0    0
AMR Corp Delaware Common Stock COM              001765106       46    1500          Sole                1500      0    0
AmReit Cl A                    CL A             032158107      259   29410          Sole               29410      0    0
Anadarko Pete Corp             COM              032511107       24     551          Sole                 551      0    0
Apollo Invt Corp Con Shs Ben   COM              03761U106     1719   80341          Sole               80341      0    0
Int
Aqua America Inc               COM              03836W103       22    1000          Sole                1000      0    0
Arbor Realty                   COM              038923108     2755   90513          Sole               90513      0    0
Arrow Electronics              COM              042735100      349    9250          Sole                9250      0    0
Arthur J. Gallagher            COM              363576109      562   19850          Sole               19850      0    0
Aspen Insurance                SHS              G05384105     1505   57424          Sole               57424      0    0
Associated Estates             COM              045604105       41    2925          Sole                2925      0    0
AT&T Inc                       COM              00206R102       27     684          Sole                 684      0    0
Atmel                          COM              049513104       30    6000          Sole                6000      0    0
Avnet                          COM              053807103     1120   31000          Sole               31000      0    0
Baidu.com Inc                  Spon ADR PEP A   056752108      526    5444          Sole                5444      0    0
Bank of America                COM              060505104     7406  145163          Sole              145163      0    0
Bank United                    CL A             06652B103      987   46525          Sole               46525      0    0
Berkshire                      CL B             084670207       87      24          Sole                  24      0    0
Bed Bath & Beyond              COM              075894100     3344   83254          Sole               83254      0    0
Berkley W R Corp               COM              084423102      329    9924          Sole                9924      0    0
BP PLC                         Sponsored ADR    055622104       85    1319          Sole                1319      0    0
Brandywine                     SH BEN INT NEW   105368203      133    3983          Sole                3983      0    0
Bright Horizon Family Solution COM              109195017       35     925          Sole                 925      0    0
Buffalo Wild Wings Inc         COM              119848109      462    7250          Sole                7250      0    0
C.N.A. Financial               COM              126117100       99    2300          Sole                2300      0    0
Cablevision                    CL A NY CABLVS   12686C109      873   28684          Sole               28684      0    0
Capital One Financial Corp     COM              14040H905     2553   33838          Sole               33838      0    0
Capital Lease Fdg Inc          COM              140288101      550   51400          Sole               51400      0    0
Cardinal Health                COM              14149Y108      419    5750          Sole                5750      0    0
Carmax Inc Com                 COM              143130102       97    3960          Sole                3960      0    0
Carnival Corp                  PAIRED CTF       143658300     2096   44721          Sole               44721      0    0
Caterpillar Inc                COM              149123101      444    6625          Sole                6625      0    0
Cheese Cake Factory Inc        COM              163072101     1894   71083          Sole               71083      0    0
Chicos Fas Inc                 COM              168615102     3403  139291          Sole              139291      0    0
Citigroup                      COM              172967101     5203  101353          Sole              101353      0    0
Cogdell Spencer Inc            COM              19238U107     1489   70692          Sole               70692      0    0
Cohen & Steers                 COM              19247A100     2597  108845          Sole              108845      0    0
Coinmachsvc Corp Income Dep    UNIT             19259W107     1990  102100          Sole              102100      0    0
Secs
Colonial Bank                  COM              195493309      402   16225          Sole               16225      0    0
Compass Bank                   COM              20449H109     2871   41724          Sole               41724      0    0
Computer Sciences Corp         COM              205363104      158    3034          Sole                3034      0    0
Consolidated Edison Inc Com    COM              209115104      148    2904          Sole                2904      0    0
Countrywide Financial          COM              222372104      227    6752          Sole                6752      0    0
Crescent Real Estate Equities  COM              225756105      258   12850          Sole               12850      0    0
Crown Cork                     COM              228368106      171    7000          Sole                7000      0    0
CTS                            COM              126501105      771   55780          Sole               55780      0    0
Diamond Offshore               COM              25271C102      183    2257          Sole                2257      0    0
DRS Technologies Inc           COM              23330X100      114    2186          Sole                2186      0    0
Eagle Hospitality              COM              26959T102     3046  273201          Sole              273201      0    0
eLong                          SPONSORED ADR    290138205      482   48597          Sole               48597      0    0
Enbridge Energy Mgmt LLC Shs   SHS UNITS LLI    29250X103     1233   22828          Sole               22828      0    0
Units Repst
Enbridge Equity Partners       COM              29250R106      516    9225          Sole                9225      0    0
Enterprise Products            COM              293792107      933   29337          Sole               29337      0    0
Equity Inns                    COM              294703103     7057  430801          Sole              430801      0    0
E-Trade Financial              COM              269246104     3800  179066          Sole              179066      0    0
Exxon Mobil                    COM              30231G102      542    7186          Sole                7186      0    0
Fannie Mae                     COM              313586109     1762   32287          Sole               32287      0    0
Felcor Lodging                 COM              31430F101     1715   66027          Sole               66027      0    0
First Horizon                  COM              320517105     3710   89340          Sole               89340      0    0
First Industrial               COM              32054K103     2188   48291          Sole               48291      0    0
Flextronics                    ORD              Y2573F102     1343  122723          Sole              122723      0    0
Freddie Mac                    COM              313400301     3045   51185          Sole               51185      0    0
Gallagher Arthur J & Co.       COM              363576109      562   19850          Sole               19850      0    0
Garmin LTD Ord                 ORD              G37260109      498    9188          Sole                9188      0    0
General Electric               COM              369604103      452   12793          Sole               12793      0    0
Glimscher Realty               SH BEN INT       379302102     3088  114285          Sole              114285      0    0
Halliburton Co                 COM              406216101       32    1000          Sole                1000      0    0
Health Care Properties         COM              421915109      321    8921          Sole                8921      0    0
Health Care REIT               COM              42217K106     1700   38725          Sole               38725      0    0
Healthcare Reality TR          COM              421946104     1152   30891          Sole               30891      0    0
Health Net Inc                 COM              42222G108     1201   22319          Sole               22319      0    0
Helen of Troy                  COM              G4388N106      984   43333          Sole               43333      0    0
Hersha Hospitalities           SH BEN INT       427825104     5196  441120          Sole              441120      0    0
HewittAssociates Inc           COM              42822Q100       20     694          Sole                 694      0    0
Hilb Rogal & Hobbs             COM              431294107       74    1500          Sole                1500      0    0
Home Depot                     COM              437076102     4072  110830          Sole              110830      0    0
Hormel                         COM              440452100     1978   53181          Sole               53181      0    0
Hospitality Properties         COM SH BEN INT   44106M102     1890   40388          Sole               40388      0    0
HRPT Properties                COM SH BEN INT   40426W101     2312  187989          Sole              187989      0    0
Humana                         COM              444859102      870   15000          Sole               15000      0    0
Ingersoll Rand Co Ltd Cl A     Class A          G4776G101      328    7565          Sole                7565      0    0
Innskeepers                    COM              4576J0104     2428  149133          Sole              149133      0    0
Ishares TR                     1-3 Yr Trs BD    464287457      131    1637          Sole                1637      0    0
Johnson & Johnson              COM              478160104      127    2100          Sole                2100      0    0
JP Morgan Chase                COM              46625H100      120    2490          Sole                2490      0    0
Keithley Instruments Inc       COM              487584104       21    1356          Sole                1356      0    0
Kinder Morgan MGMT             SHS              49455U100     1124   21931          Sole               21931      0    0
Kinder Morgan Partners         UT LTD PARTNR    494550106      432    8200          Sole                8200      0    0
Kohls                          COM              500255104     2347   30637          Sole               30637      0    0
Kraft Foods Inc Cl A           Cl A             50075N104      675   21330          Sole               21330      0    0
Laboratory Holdings            COM NEW          50540R409       65     900          Sole                 900      0    0
Lehman Bros Holdings Inc       COM              524908100       56     800          Sole                 800      0    0
Lexington Properties           COM              529043101      635   30063          Sole               30063      0    0
Lowes                          COM              548661107     1496   47514          Sole               47514      0    0
Mack Cali                      COM              554489104      129    2700          Sole                2700      0    0
Magellan Midstream Hldgs       COM UNIT RP LP   55907R108     1779   67437          Sole               67437      0    0
Marine Pete                    UNIT BEN INT     568423107       32    1200          Sole                1200      0    0
Martin Midstream Partners      UNIT LP INT      573331105      979   25074          Sole               25074      0    0
Marsh & McLennan               COM              571748102     2248   76760          Sole               76760      0    0
Max Re Capital                 SHS              G6052F103      382   15000          Sole               15000      0    0
Medco                          COM              58405U102       57     781          Sole                 781      0    0
Medical Properties TR          COM              58463J304     2196  149485          Sole              149485      0    0
MEMC Electronics               COM              552715104       65    1066          Sole                1066      0    0
Merrill Lynch                  COM              590188108      648    7935          Sole                7935      0    0
Motorola                       COM              620076109      141    8000          Sole                8000      0    0
Mueller Inds Inc               COM              624756102      139    4625          Sole                4625      0    0
NASDAQ stock Market Inc        COM              631103108      718   24421          Sole               24421      0    0
National City                  COM              635405103     4487  120450          Sole              120450      0    0
National Health Investors      COM              63633D104      570   18175          Sole               18175      0    0
Nationwide Health              COM              638620104      218    6975          Sole                6975      0    0
Omega Healthcare Invs Inc      COM              681936100       57    3325          Sole                3325      0    0
Oneok Partners                 UNIT LTD PARTN   68268N103     1496   22170          Sole               22170      0    0
Overstock.com                  COM              690370101      821   49445          Sole               49445      0    0
Overstock Com Inc Del SR NT CV Note 3.75%12/0   690370ab7     4146 5566000          Sole             5566000      0    0
3.75%
Pacific Sunwear                COM              694873100      754   36200          Sole               36200      0    0
Partner Re                     COM              G6852T105     3614   52722          Sole               52722      0    0
Peoples Bank                   COM              710198102      975   21953          Sole               21953      0    0
Perry Ellis                    COM              288853104      192    6000          Sole                6000      0    0
Pfizer                         COM              717081103     1995   78962          Sole               78962      0    0
Pharmaner                      COM              71714810        21     800          Sole                 800      0    0
PNC Bank                       COM              693475105      740   10278          Sole               10278      0    0
Portfolio Recovery             COM              73640Q105      759   16988          Sole               16988      0    0
Posco                          SPONSORED ADR    693483109      630    6060          Sole                6060      0    0
Potash Corp                    COM              73755L107      828    5175          Sole                5175      0    0
PXRE Group                     COM              G73018106       17    3540          Sole                3540      0    0
Qualcomm                       COM              747525103       51    1200          Sole                1200      0    0
Quest Diagnostics              COM              74834L100      163    3275          Sole                3275      0    0
Regions Financial              COM              7591EP100     6858  193902          Sole              193902      0    0
Republic Properties            COM              760737106     1521  132410          Sole              132410      0    0
Royal Carribbean               COM              V7780T103     2293   54384          Sole               54384      0    0
Ruby Tuesday                   COM              781182100     2889  101013          Sole              101013      0    0
Senior Housing                 SH BEN INT       81721M109     1218   50948          Sole               50948      0    0
Sovereign Bank                 COM              845905108      531   20892          Sole               20892      0    0
Sprint Fin Corp                COM              848568309      519   34800          Sole               34800      0    0
Student Loan                   COM              863902102     3346   12078          Sole               12078      0    0
Sun Cmntys Inc                 COM              866674104     1354   43646          Sole               43646      0    0
Target                         COM              87612E106     2909   49086          Sole               49086      0    0
TCF Financial Corp             COM              872275102      588   22300          Sole               22300      0    0
Teppco                         UT LTD PARTNR    872384102      390    8775          Sole                8775      0    0
Teva Pharmaceutical            ADR              881624209     2234   59688          Sole               59688      0    0
Thermo Fisher Scientific Inc   COM              883556102      548   11725          Sole               11725      0    0
Tom Online                     ADR REG S        889728200      155   10875          Sole               10875      0    0
Travelcenters of America LLC   COM              894174101      153    3973          Sole                3973      0    0
Travelers Companies Inc        COM              89417E109      305    5901          Sole                5901      0    0
Trex Inc                       COM              89531P105      627   29119          Sole               29119      0    0
Tyco                           COM              902124106     2772   87863          Sole               87863      0    0
Unilever                       SPON ADR NEW     904767704     6292  209235          Sole              209235      0    0
United Health                  COM              91324P102     1821   34374          Sole               34374      0    0
United Technologies Corp       COM              913017109       11     175          Sole                 175      0    0
UnumProvident                  COM              91529Y106     2489  108062          Sole              108062      0    0
Urban Outfitters Inc           COM              917047102      743   28040          Sole               28040      0    0
US Bancorp                     COM NEW          902973304     3453   98740          Sole               98740      0    0
Valero Energy                  COM              91913Y100     1145   17757          Sole               17757      0    0
VF Corp                        COM              918204108      140    1700          Sole                1700      0    0
Video Display Corp             COM              926555103      678   84832          Sole               84832      0    0
Waddell & Reed                 CL A             930059100     4112  176345          Sole              176345      0    0
WalMart                        COM              931142103     1882   40078          Sole               35882      0    0
Warwick Valley Telephone       COM              936750108       16    1000          Sole                1000      0    0
Washington Mutual              COM              939322103     6577  162880          Sole              162880      0    0
Watson Pharmaceuticals Inc     COM              942683103      332   12575          Sole               12575      0    0
WellPoint Inc                  COM              94973V107     2604   32114          Sole               32114      0    0
Winston Hotels                 COM              97563A102     1934  128644          Sole              128644      0    0
WR Berkley                     COM              084423102      329    9924          Sole                9924      0    0
YRC Worldwide Inc Com          COM              984249102      369    9175          Sole                9175      0    0